Related Party Transactions Related Party Narrative (Details) $ / shares in Units, DWT in Thousands		9 Months Ended	12 Months Ended
	Dec. 29, 2016	Sep. 30, 2017 USD ($) DWT shares	Dec. 31, 2016 USD ($) shares	Sep. 29, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 shares	Mar. 15, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Nov. 20, 2014 $ / shares
Related Party Transaction [Line Items]
Common Stock, Shares, Issued | shares		75,459,344	75,298,676
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 75,459,344 and 75,298,676 shares as of September 30, 2017 and December 31, 2016, respectively		$ 753,000	$ 753,000
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Vessel acquisition fee payable to SSH, per vessel acquired		$ 250,000
Common stock to be issued for Newbuilding Program | shares		12,946	51,679
Months of notice given by the company to terminate the administrative agreement		24 months
Common Stock, Shares, Issued | shares					5,250,000	5,000,000		833,333
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 75,459,344 and 75,298,676 shares as of September 30, 2017 and December 31, 2016, respectively					$ 16,000,000		$ 15,000,000	$ 15,000,000
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Commercial management fee payable to SCM (per vessel per day)		$ 300	$ 300
Commercial management commissions on gross revenue vessels outside of pool		1.75%
Commission payable to SCM of gross revenues per charter		1.75%
Number of months to exit the pool for vessels that do have provisions		12 months
Termination fee per vessel				$ 500,000
Construction Supervisory Services payable per vessel			$ 200,000
Percent of estimated revenue generated by related party			1.00%
Scorpio commercial management (SCM) | Vessel Revenue Commissions [Member]
Related Party Transaction [Line Items]
Commission payable to SCM of gross revenues per charter			1.75%
Reduced commission payable to SCM of gross revenues per charter			1.00%
First day of the Closing price per Share | $ / shares									$ 117
Scorpio commercial management (SCM) | Contract amendments [Member]
Related Party Transaction [Line Items]
Commission payable to SCM of gross revenues per charter	1.75%
Reduced commission payable to SCM of gross revenues per charter	1.00%
First day of the Closing price per Share | $ / shares				$ 5.00
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer		.42	.40
Ultramax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer		.58	.60
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual Fee per vessel to provide technical management service		$ 200,000
Amount of months notice that must be given by either party for termination of Management Agreements	3 months
Termination fee equal to a term for management fees	3 months
Scorpio Ship Management SSM | Contract Termination [Member]
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 500,000
Threshold period for annual frees		2 years
Newbuilding Drybulk carriers [Member]
Related Party Transaction [Line Items]
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT		30
Minimum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 200,000
Minimum [Member] | Scorpio Ship Management SSM | Contract Termination [Member]
Related Party Transaction [Line Items]
Annual Fee per vessel to provide technical management service		200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		500,000
Maximum [Member] | Scorpio Ship Management SSM | Contract Termination [Member]
Related Party Transaction [Line Items]
Annual Fee per vessel to provide technical management service		$ 400,000